Note payable (Details Narrative) - USD ($) $ in Thousands	Apr. 07, 2015	Jun. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Short-term Debt [Line Items]
Notes payable (including current and noncurrent)			$ 459
Notes payable, noncurrent		$ 452	$ 454
Interest Contribution Agreement [Member] | Installment Note [Member] | George Zambelli [Member]
Short-term Debt [Line Items]
Principal amount	$ 470
Interest rate on note	8.00%
Frequency of periodic payment	<table border="0" cellpadding="0" cellspacing="0" style="width: 100%; border-collapse: collapse"> <tr style="vertical-align: bottom"> <td style="font: 10pt Calibri, Helvetica, Sans-Serif; width: 100%">Monthly basis from the Initial Closing.</td></tr> </table>